Accounting for Derivative Instruments and Hedging Activities Accounting for Derivative Instruments and Hedging Activities - Impact of Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended				5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Jul. 22, 2013	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/(loss) on derivatives					$ (7)			$ (41)	$ 7	$ 60
Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/(loss) on derivatives	$ (2)	$ (7)	$ (31)	$ 12		$ (9)	$ (19)		(16)	22
Commodity contracts | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/(loss) on derivatives			$ (4)	$ (7)			$ (3)		$ 2	$ (2)